Average Annual Total Returns - NVIT Real Estate Fund	Class I Shares 1 Year	Class I Shares 5 Years	Class I Shares 10 Years	Class II Shares 1 Year	Class II Shares 5 Years	Class II Shares 10 Years	Dow Jones U.S. Select Real Estate Securities Index (reflects no deduction for fees or expenses) 1 Year	Dow Jones U.S. Select Real Estate Securities Index (reflects no deduction for fees or expenses) 5 Years	Dow Jones U.S. Select Real Estate Securities Index (reflects no deduction for fees or expenses) 10 Years
Total	(5.39%)	6.32%	7.73%	(5.70%)	6.07%	7.45%	(11.20%)	2.99%	7.50%